Subsequent Event (Details) - Follow-on public offering - Common shares - Major purchases of assets € / shares in Units, € in Millions			1 Months Ended
	Jul. 14, 2020 $ / shares	Jul. 14, 2020 EUR (€) € / shares shares	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares
Subsequent Event
Number of common shares issued (in shares)		3,500,000		3,500,000
Public offering price (in dollars per share) | (per share)	$ 14.00	€ 12.71	$ 14.00	€ 12.71
Selling shareholders
Subsequent Event
Number of common shares issued (in shares)		1,500,000		1,500,000
Net offering proceeds, after deducting underwriting discounts and commissions | €		€ 18		€ 18
The Company
Subsequent Event
Number of common shares issued (in shares)		2,000,000		2,000,000
Net offering proceeds, after deducting underwriting discounts and commissions | €		€ 24		€ 24